Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts and billing adjustments	$ 3.9	$ 4.1
Common stock, par value	$ 0.10	$ 0.10
Common stock, Authorized	600,000	600,000
Common stock, issued	202,471	201,860
Common stock, outstanding	187,031	189,031
Treasury stock, shares	15,440	12,829